Warrants (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
	Number of whole share	average exercise
	purchase warrants	price per share
Outstanding, January 31, 2015	59,566,708	$0.024
Issued	44,164,863	0.003
Expired	(11,069,384)	0.040
Exercised	-	-
Outstanding, July 31, 2015	92,662,187	$0.020
Exercisable, July 31, 2015	92,662,187	$0.012

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,059,629	$0.055
Issued	25,556,792	0.016
Expired	(46,579,478)	0.071
Exercised	(14,595,214)	0.051

Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	(5,800,000)	0.037
Exercised	-	-
Outstanding, January 31, 2015	59,566,708	$0.024

Exercisable, January 31, 2015	59,566,708	$0.024